PLEDGED ASSETS - Assets Pledged to Counterparties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Pledged Assets [Line Items]
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	$ 3,719,906	$ 3,584,354
Accrued interest receivable	9,721	12,404
OtherReceivablesFromBrokerDealersAndClearingOrganizations	414	0
Restricted cash	79,363	84,885
Total Assets Pledged To Counterparties	3,808,905	3,681,606
Repurchase Agreement [Member]
Pledged Assets [Line Items]
Restricted cash	58,829	65,851
Total Assets Pledged To Counterparties	3,788,371	3,662,572
Derivative [Member]
Pledged Assets [Line Items]
Restricted cash	20,534	19,034
Total Assets Pledged To Counterparties	20,534	19,034
Residential Mortgage Backed Securities [Member]
Pledged Assets [Line Items]
Accrued interest receivable	9,636	12,367
Residential Mortgage Backed Securities [Member] | Pass Through Certificate [Member]
Pledged Assets [Line Items]
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	3,692,811	3,500,394
Residential Mortgage Backed Securities [Member] | Structured Finance [Member]
Pledged Assets [Line Items]
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	27,095	83,960
Residential Mortgage Backed Securities [Member] | Repurchase Agreement [Member]
Pledged Assets [Line Items]
Accrued interest receivable	9,636	12,367
Residential Mortgage Backed Securities [Member] | Repurchase Agreement [Member] | Pass Through Certificate [Member]
Pledged Assets [Line Items]
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	3,692,811	3,500,394
Residential Mortgage Backed Securities [Member] | Repurchase Agreement [Member] | Structured Finance [Member]
Pledged Assets [Line Items]
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	27,095	83,960
Residential Mortgage Backed Securities [Member] | Derivative [Member]
Pledged Assets [Line Items]
Accrued interest receivable	0	0
Residential Mortgage Backed Securities [Member] | Derivative [Member] | Pass Through Certificate [Member]
Pledged Assets [Line Items]
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	0	0
Residential Mortgage Backed Securities [Member] | Derivative [Member] | Structured Finance [Member]
Pledged Assets [Line Items]
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	$ 0	$ 0